Equity In Earnings/(Loss) of Investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current assets	$ 421,670	$ 415,460
Non-current assets	114,920	131,124
Total assets	536,590	546,584
Current liabilities	275,350	262,562
Non-current liabilities	119,648	110,502
Total liabilities	394,998	373,064
Revenues	860,652	822,215	$ 807,679
Expenses		400
Profit / (loss) after tax	(14,650)	6,749	9,243
Company Share	(7,874)	1,783	$ (164)
Investments accounted for using equity method [member]
Current assets	54,074	45,101
Non-current assets	10,374	8,162
Total assets	64,448	53,263
Current liabilities	(53,842)	(44,812)
Non-current liabilities	(305)	(140)
Total liabilities	(54,147)	(44,952)
Revenues	73,328	77,399
Expenses	(75,968)	(77,215)
Profit / (loss) after tax	(2,640)	185
Company Share	$ (1,342)	$ 90
Forage Innovations Limited [Member] | Investments accounted for using equity method [member]
% held by subsidiaries	51.00%	51.00%
Effective % held	24.00%	21.00%
Current assets	$ 834	$ 855
Non-current assets	0	0
Total assets	834	855
Current liabilities	(556)	(614)
Non-current liabilities	0	0
Total liabilities	(556)	(614)
Revenues	1,213	1,073
Expenses	(1,155)	(1,131)
Profit / (loss) after tax	58	(58)
Company Share	$ 29	$ (30)
Agimol Corporation SA [Member] | Investments accounted for using equity method [member]
% held by subsidiaries	50.00%	50.00%
Effective % held	23.00%	20.00%
Current assets	$ 40,602	$ 37,586
Non-current assets	10,276	8,056
Total assets	50,878	45,642
Current liabilities	(42,950)	(39,229)
Non-current liabilities	0	0
Total liabilities	(42,950)	(39,229)
Revenues	51,706	61,041
Expenses	(54,752)	(60,769)
Profit / (loss) after tax	(3,046)	272
Company Share	$ (1,523)	$ 136
Agri Optics New Zealand Limited [Member] | Investments accounted for using equity method [member]
% held by subsidiaries	33.00%	51.00%
Effective % held	15.00%	21.00%
Current assets	$ 230	$ 6
Non-current assets	70	102
Total assets	300	108
Current liabilities	(41)	(68)
Non-current liabilities	(305)	(140)
Total liabilities	(346)	(208)
Revenues	732	126
Expenses	(760)	(198)
Profit / (loss) after tax	(28)	(71)
Company Share	$ (36)	$ (36)
Canterbury Sale Yards 1996 Limited [Member] | Investments accounted for using equity method [member]
% held by subsidiaries	50.00%	50.00%
Effective % held	23.00%	20.00%
Current assets	$ 104	$ 141
Non-current assets	28	4
Total assets	132	145
Current liabilities	(41)	(27)
Non-current liabilities	0	0
Total liabilities	(41)	(27)
Revenues	392	378
Expenses	(422)	(419)
Profit / (loss) after tax	(30)	(41)
Company Share	$ (15)	$ (21)
Fertimas S.A.[Member] | Investments accounted for using equity method [member]
% held by subsidiaries	50.00%	50.00%
Effective % held	23.00%	20.00%
Current assets	$ 12,304	$ 6,513
Non-current assets	0	0
Total assets	12,304	6,513
Current liabilities	(10,254)	(4,874)
Non-current liabilities	0	0
Total liabilities	(10,254)	(4,874)
Revenues	19,285	14,781
Expenses	(18,879)	(14,698)
Profit / (loss) after tax	406	83
Company Share	$ 203	$ 41